Cash Flow Detail - Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Cash received from operations	€ 51,353	€ 57,699	€ 58,815
Cash paid from operations	(36,477)	(41,224)	(42,891)
Cash paid to suppliers	(31,080)	(35,450)	(37,044)
Cash paid to employees	(4,434)	(4,934)	(5,072)
Payments related to cancellation of commitments	(963)	(840)	(775)
Net payments of interest and other financial expenses net of dividends received	(1,171)	(1,725)	(1,636)
Net interest and other financial expenses paid	(1,193)	(1,754)	(1,664)
Dividends received	22	29	28
Taxes (paid)/proceeds	(509)	272	(865)
Net cash flow provided by operating activities	13,196	15,022	€ 13,423
Decrease in operating receipts	€ 6,346
Decrease in operating receipts, percentage	11.00%
Decrease in interest payments	32.10%
Transfers of deferred tax assets movement	€ 250
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Condensed Cash Flow Statements, Captions [Line Items]
Transfers of deferred tax assets movement	702	€ 702
Corresponding compensating interests of transfers of deferred tax assets movement	€ 201